Fair value of Above / Below Market Acquired Time Charters (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 11, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortisation of fair value of above market time charters		$ 0	$ 0	$ 254
Amortisation of fair value of below market time charters		1,820	$ 0	0
Accumulated amortisation of fair value of below market time charters		$ 1,820
Weighted average remaining lease term		3 years 7 days
Madredeus And Amami | Above market time charters
Finite-Lived Intangible Assets [Line Items]
Assets fair value adjustment	$ 1,967
Amortisation of fair value of above market time charters				$ 254
Two Augustea Vessels | Below market time charters
Finite-Lived Intangible Assets [Line Items]
Liability recognized		$ 5,373